INVESTMENT IN OTHER COMPANY (Tables)	12 Months Ended
Dec. 31, 2021
Investment In Other Company
SCHEDULE OF INVESTMENT IN OTHER COMPANY

The following tabular presentation reflects the Investment in other company:

Investment in other Company
As of January 1, 2020	$-
Issuance of shares as investment in Equity Securities	224
As of December 31, 2020	$224
Cash investment	231
As of December 31, 2021	$455